Annual Fund Operating Expenses	Nov. 18, 2025
Eubel Brady & Suttman Income and Appreciation Fund | Eubel Brady & Suttman Income and Appreciation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.18%
Component2 Other Expenses	0.04%	[2]
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.24%	[3]
Eubel Brady & Suttman Income Fund | Eubel Brady & Suttman Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%	[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.13%
Component2 Other Expenses	0.04%	[5]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.18%	[6]

[1]	This Fund represents one of the investment strategies offered by Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”). Shareholders in the Fund do not pay “Management Fees” directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund and pay a management fee under the terms of the discretionary investment advisory agreement. The Adviser’s fee schedule is included in Part 2A of the Adviser’s Form ADV, which is available for download at www.ebsinvests.com and on the SEC’s website. In addition, shareholders may incur brokerage and/or other transaction-based fees for maintaining custody/trading accounts with a broker-dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.
[2]	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses is 0.25% of the Fund’s average daily net assets.
[3]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[4]	This Fund represents one of the investment strategies offered by the Adviser. Shareholders in the Fund do not pay “Management Fees” directly to the Fund. Clients of the Adviser must enter into a discretionary investment advisory agreement with the Adviser prior to investing in the Fund and pay a management fee under the terms of the discretionary investment advisory agreement. The Adviser’s fee schedule is included in Part 2A of the Adviser’s Form ADV, which is available for download at www.ebsinvests.com and on the SEC’s website. In addition, shareholders may incur brokerage and/or other transaction-based fees for maintaining custody/trading accounts with a broker-dealer or financial intermediary. These fees, if any, will be disclosed to shareholders at the time they enter into a discretionary investment advisory agreement with the Adviser.
[5]	The Fund has adopted a Shareholder Servicing Plan under which the Fund may make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of such expenses is 0.25% of the Fund’s average daily net assets.
[6]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”